UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and address of issuer:

JNL Investors Series Trust

1 Corporate Way

Lansing, MI 48951

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

SERIES NAME	FUND SERIES ID	CLASS ID FOR CLASS A	CLASS ID FOR CLASS C

Class A
Jackson Perspective Asia ex-Japan Fund	S000019765	C000055416	C000055653

Jackson Perspective Asian Bond Fund	S000019767	C000055418	C000055654

Jackson Perspective Asian Infrastructure Fund	S000019769	C000055420	C000055655

Jackson Perspective Asian Real Estate Fund	S000019771	C000055422	C000055656

Jackson Perspective China-India Fund	S000019773	C000055424	C000055657

Jackson Perspective Core Equity Fund	S000019782	C000055433	C000055661

Jackson Perspective Emerging Asia Fund	S000019776	C000055427	C000055658

Jackson Perspective 5 Fund	S000014530	C000039510	C000055648

Jackson Perspective Index 5 Fund	S000014532	C000039512	C000055649

Jackson Perspective Japan Fund	S000019778	C000055429	C000055659

Jackson Perspective Large Cap Value Fund	S000019784	C000055435	C000055662

Jackson Perspective Mid Cap Value Fund	S000019786	C000055437	C000055663

Jackson Perspective Money Market Fund	S000014538	C000039518	N/A

Jackson Perspective Optimized 5 Fund	S000014536	C000039516	C000055651

Jackson Perspective S&P 4 Fund	S000019780	C000055431	C000055660

Jackson Perspective Small Cap Value Fund	S000019788	C000055439	C000055664

Jackson Perspective 10 x 10 Fund	S000014534	C000039514	C000055650

Jackson Perspective VIP Fund	S000019763	C000055414	C000055652

INSTITUTIONAL FUND	SERIES ID	CLASS ID FOR CLASS I
JNL Money Market Fund	S000001684	C000004572

3.	Investment Company Act File Number:

811-10041

Securities Act File Number:

333-43300

4(a).	Last day of fiscal year for which this Form is filed:

October 31, 2008

4(b).    []         Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year.). (See Instruction A.2)

4(c).	[]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$ 11,485,950,094

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:

$ 11,404,871,324

(iii)

Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:

$ 11,404,871,324

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

$ 81,078,770

(vi)	Redemption credits available for use in future years

$0

-- if Item 5(i) is less than Items 5(iv) [subtract	Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9):

x 0.0000393

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter “0” if no fee is due):

=$ 3,186

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

+$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 3,186

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: January 13, 2009

Method of Delivery:

☒ Wire Transfer

[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Mark D. Nerud
Mark D. Nerud
President and Chief Executive Officer
Date:	January 14, 2009

*Please print the name and title of the signing officer below the signature.